As filed with the Securities and Exchange Commission on May 24, 2019

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
2020 East Financial Way, Suite 100
Glendora CA 91741
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (626) 914-7372

Jeff Smith
FundX Investment Group, LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and Address of Agent for Service)
Copy to:

Steven G. Cravath, Esq
Cravath & Associates, LLC
19809 Shade Brook Way
Gaithersburg, MD 20879

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the FundX Conservative Upgrader Fund

It is proposed that this filing will become effective June 24, 2019, or as soon thereafter as practicable, pursuant to a request for acceleration.
No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

FundX Tactical Upgrader Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299
May __, 2019
Dear Shareholder,
We are sending this information to you because you are a shareholder of the FundX Tactical Upgrader Fund (the “Acquired Fund” or the “Tactical Fund”), a series of FundX Investment Trust (the “Trust”). After careful consideration, FundX Investment Group, LLC (“FundX” or the “Advisor”), the Acquired Fund’s investment advisor, has recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of the FundX Tactical Upgrader Fund into the FundX Conservative Upgrader Fund (the “Acquiring Fund” or the “Conservative Fund”) also an existing series of the Trust (the “Reorganization”). The Acquired Fund and the Acquiring Fund have similar investment objectives and similar investment strategies and risks. The Acquired Fund and the Acquiring Fund have a similar management fee (the Acquiring Fund’s management fee structure includes breakpoints, while the Acquired Fund’s management fee is fixed) and after the proposed reorganization annual operating expenses, exclusive of underlying fund fees and expenses, are expected to be lower for shareholders of the Acquired Fund and Acquiring Fund.
The two Funds share similar investment objectives, investment policies and restrictions, and the same investment advisor. However, the Funds have used different investment strategies at times to achieve their investment objectives. Specifically, as it relates to portfolio hedging and managing volatility, the Tactical Fund has relied on using options, while the Conservative Fund has utilized investments in bonds to manage volatility. This proposed merger reflects the belief by both the Advisor and the Board of Trustees, that the Conservative Fund’s methodology is a sufficiently effective and adequate portfolio hedging and volatility management strategy.
As further explained in the enclosed Information Statement/Prospectus, the Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). Pursuant to the Reorganization Agreement, shareholders of the Acquired Fund will receive the equivalent aggregate net asset value of shares of the Acquiring Fund that the shareholder held immediately prior to the Reorganization. The shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.
It is expected that the Reorganization will be a tax-free exchange for shareholders for federal income tax purposes. The expenses related to the Reorganization Agreement (excluding brokerage costs, if any), including the costs associated with the delivery of this Information Statement/Prospectus, will be borne by FundX.
FundX and the Board believe that the Reorganization is in the best interests of each of the Acquired Fund and the Acquiring Fund and their respective shareholders, and that the interests of their respective shareholders will not be diluted as a result of the Reorganization.
You may redeem shares of the Tactical Fund in the ordinary course until the last business day before the closing of the Reorganization. The Tactical Fund is no longer available for purchase. Redemption requests received after the closing of the Reorganization will be treated as redemption requests for shares of the Conservative Fund received in connection with the Reorganization.
More information on the Conservative Fund, the reasons for the proposed Reorganization and benefits to the Tactical Fund’s shareholders is contained in the enclosed Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference.
We are providing this document for your information only, since shareholder approval is not required to effect the Reorganization under the Trust’s charter documents, Delaware state law or the laws of the Investment Company Act of 1940. The Trust’s charter documents provide the Board of Trustees the power to merge assets and liabilities of the series of the Trust without shareholder approval. Additionally, certain rules under the Investment Company Act of 1940 permit a merger of affiliated companies without obtaining shareholder approval if certain conditions are met.
The Reorganization is expected to close on or about the end of business on June [ ], 2019.
Sincerely,

Jeff Smith
President, FundX Investment Trust

INFORMATION STATEMENT/PROSPECTUS
June [ ], 2019
REORGANIZATION OF
FundX Tactical Upgrader Fund
(A series of FundX Investment Trust)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299
IN EXCHANGE FOR SHARES OF
FundX Conservative Upgrader Fund
(A series of FundX Investment Trust)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY
This Information Statement/Prospectus is being furnished to shareholders of the FundX Tactical Upgrader Fund (the “Acquired Fund”), a series of FundX Investment Trust, in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between the FundX Investment Trust, on behalf of the Acquired Fund, a series of the FundX Investment Trust, and FundX Investment Trust, on behalf of the FundX Conservative Upgrader Fund (the “Acquiring Fund”). The Reorganization Agreement provides for the reorganization of the FundX Tactical Upgrader Fund into the FundX Conservative Upgrader Fund (the “Reorganization”). FundX Investment Trust is an open-end investment management company organized as a Delaware Statutory trust. FundX Investment Group, LLC. (“FundX” or the “Advisor”) is the investment advisor to both the Acquired Fund and the Acquiring Fund. FundX will continue to be responsible for providing investment advisory and portfolio management services to the FundX Conservative Upgrader Fund following the Reorganization.
If you need additional copies of this Information Statement/Prospectus, please contact FundX Investment Group, LLC at 1-866-455-FUND (3863) or in writing at FundX Upgrader Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request. For a free copy of the FundX Tactical Upgrader Fund’s annual report for the fiscal year ended September 30, 2018 or its most recent semi-annual report dated March 31, 2019, please contact the FundX Investment Group, LLC at 1-866-455-FUND (3863) or in writing at FundX Upgrader Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
How the Reorganization Will Work

•	The Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.

i

•
The Acquiring Fund will issue that number of shares of its beneficial interest to the Acquired Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Acquired Fund on the last business day preceding the closing of the Reorganization.

•
The Acquiring Fund will open accounts for the Acquired Fund’s shareholders, crediting the shareholders of the Acquired Fund, in exchange for shares of the Acquired Fund, with that number of full and fractional shares of the Acquiring Fund that is equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Acquired Fund at the time of the Reorganization.

•	FundX Investment Trust will then dissolve the Acquired Fund.
FundX and the FundX Investment Trust Board of Trustees (the “Board”) carefully considered the proposed Reorganization, as well as potential alternatives for the Acquired Fund, including its liquidation. After careful consideration, the Board approved the Reorganization. A copy of the form of the Reorganization Agreement is attached to this Information Statement/Prospectus as Appendix A. The Reorganization Agreement is not required to be approved by the shareholders of the Acquired Fund. Accordingly, shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement.
This Information Statement/Prospectus sets forth the basic information regarding the Reorganization. You should read it and keep it for future reference.
For simplicity, actions are described in this Information Statement/Prospectus as being taken by either the Acquired Fund or the Acquiring Fund, although all actions are actually taken by FundX Investment Trust, on behalf of the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund.
The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

•
The Prospectus and Statement of Additional Information for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund dated January 30, 2019 (on file with the SEC (http://www.sec.gov) (File Nos. 811-22951; 333-194652) (Accession No. 0000894189-19-000514)), is incorporated by reference.

•
The Annual Report of the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund for the fiscal year ended September 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811‑22951) (Accession No. 0000894189-18-006627)), is incorporated by reference.

•
The Semi-Annual Report of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund dated March 31, 2019 (on file with the SEC (http://www.sec.gov) (File No. 811‑22951) (Accession No. [ ])), is incorporated by reference.

•	The Statement of Additional Information relating to this Information Statement/Prospectus dated June [ ], 2019, is incorporated by reference.
This Information Statement/Prospectus will be mailed on or about June [ ], 2019 to shareholders of record of the FundX Tactical Upgrader Fund as of May 31, 2019 (the “Record Date”).
Copies of these materials and other information about FundX Investment Trust and the FundX Tactical Upgrader Fund are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:
FundX Upgrader Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1‑866-455-FUND (3863) (toll free)
www.fundxfunds.com
Shareholder approval is not required to effect the Reorganization. No action on your part is required to effect the Reorganization.

ii

The SEC has not approved or disapproved the FundX Tactical Upgrader Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.
No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the FundX Tactical Upgrader Fund.
_____________________________________

iii

Table of Contents
Page
SUMMARY1
INFORMATION ABOUT THE REORGANIZATION15
ADDITIONAL INFORMATION ABOUT THE FUNDS16
AVAILABLE INFORMATION19
LEGAL MATTERS20
EXPERTS20
OTHER MATTERS20
Appendix A – Form of Agreement and Plan of ReorganizationAppendix A-1

Appendix B – Investment Policies and RestrictionsAppendix B-1

Appendix C – Shareholder Information for the FundsAppendix C-1

Appendix D – Financial HighlightsAppendix D-1

SUMMARY
The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.
As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the FundX Tactical Upgrader Fund (“Tactical Fund”) to the FundX Conservative Upgrader Fund (“Conservative Fund”) (each a “Fund,” together the “Funds”); (2) the issuance of shares of beneficial interest by the Conservative Fund to the Tactical Fund in an amount that will equal the aggregate net asset value of the shares of the Tactical Fund, on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Conservative Fund for the Tactical Fund shareholders, the crediting of Conservative Fund shares, in exchange for their shares of the Tactical Fund, with that number of full and fractional shares of the Conservative Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Tactical Fund at the time of the Reorganization; and (4) the ultimate redemption by FundX Investment Trust of the shares of the Tactical Fund prior to its dissolution.
The two Funds share similar investment objectives, investment policies and restrictions, and the same investment advisor. However, the Funds have used different investment strategies at times to achieve their investment objectives. Specifically, as it relates to portfolio hedging and managing volatility, the Tactical Fund has relied on using options, while the Conservative Fund has utilized investments in bonds to manage volatility. This proposed merger reflects the belief by both the Advisor and the Board of Trustees, that the Conservative Fund’s methodology is a sufficiently effective and adequate portfolio hedging and volatility management strategy.
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Information Statement/Prospectus.
Comparison of the FundX Tactical Upgrader Fund to the FundX Conservative Upgrader Fund

	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund
Form of Organization	A diversified series of FundX Investment Trust, an open-end investment management company organized as a Delaware Statutory trust.	Same.
Net Assets as of March 31, 2019	$73,083,319	$52,492,283
Investment Advisor and Portfolio Managers
Investment Advisor:
FundX Investment Group, LLC

Portfolio Managers:
Janet Brown, President and Portfolio Manager

Avani Rau, Portfolio Manager

Martin DeVault, Principal and Portfolio Manager

Sean McKeon, Principal and Portfolio Manager
		Same. Same.

	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
FundX has contractually agreed to reduce its fees and/or pay the Tactical Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Fund to 1.35% of the Fund’s average net assets (the “Expense Cap”).
The gross annual fund operating expenses after expense reduction/reimbursement for the fiscal year ending September 30, 2018 were 1.63%. The actual Total Annual Operating Expenses for fiscal year ending September 30, 2018 were 1.34%.

FundX has contractually agreed to reduce its fees and/or pay the Conservative Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Fund to 1.35% of the Fund’s average net assets (the “Expense Cap”).
The gross annual fund operating expenses after expense reduction/reimbursement for the fiscal year ending September 30, 2018 were 1.99%. The actual Total Annual Operating Expenses for the fiscal year ending September 30, 2018 were 1.35%.

Investment Objective
The Fund seeks long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration

The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

The Fund seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. Same.
Principal Investment Strategies
The Tactical Fund is a fund-of-funds and as such invests in no-load and load waived mutual funds, and ETFs (“Underlying Funds”). The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and bonds.

Same.
Principal Investment Strategies
Because markets change, the Advisor actively manages the Fund’s equity portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged to be more attractive than a current holding.

Same.

	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund
Principal Investment Strategies
Under normal market conditions, the Tactical Fund will have substantial holdings in Core Equity Underlying Funds and/or Total Return Underlying Funds. Core Equity Underlying Funds generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. These positions allow the Tactical Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. Total Return Underlying Funds employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches. Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

Under normal market conditions, the Conservative Fund may invest in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying Funds may also invest in fixed income securities. Core Equity Underlying Funds allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Principal Investment Strategies
To a lesser extent the Tactical Fund may also invest a portion of its assets in Sector and Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin. They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes. Sector and Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward. Sector and Aggressive Equity Underlying Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.

The Conservative Fund may also invest in Total Return and Bond Underlying Funds which are less aggressive. Total Return Underlying Funds may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches. Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest-rate risk. Bond Underlying Funds invest in fixed income securities of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment.

Temporary Strategies
For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements. A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent a Fund is invested in such defensive instruments, the Fund may not achieve its investment objective, on account of following a temporary defensive strategy being inconsistent with a Fund’s principal investment strategy. Taking a temporary defensive strategy is inconsistent with a Fund’s principal investment strategies.
Same.

	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund
Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental investment policies and restrictions, see Appendix B.

The Fund may not:
1.    Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

2.    (a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets. Initial or variation margin for futures contracts will be deemed to be pledges of the Fund’s assets

3.    Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security.

4.    Purchase commodities or commodity contracts (other than futures contracts).

5.    Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities issued by a company engaged in the real estate business.

6.    Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies). This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

7.    With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Fund may not:
1.    Similar to Tactical Fund #1—Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.    (a) Similar to Tactical Fund #2(a)—Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

(b) Similar to Tactical Fund #2(b)—Mortgage, pledge or hypothecate up to 33 1/3% of its assets except in connection with any such borrowings.

3.    Similar to Tactical Fund #2(a) and #3—Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.    Similar to Tactical Fund #4 and #5—Purchase or sell real estate, commodities or commodity contracts.

5.    Same as Tactical Fund #6—Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies). This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

6.    Similar to Tactical Fund # 2(a) —Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.    Same as Tactical Fund #7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund
Non-Fundamental Investment Policies and Restrictions
The Fund may not:

1.    Invest in any issuer for purposes of exercising control or management.

2.    With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

3.    Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

4.    Each Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (25% or more of its net assets) in any one industry or group of industries.

The Fund may not:

1.    Same.

2.    Same.

3.    Same.

4.     Same. (Funds are only required to state fund policy describing concentration if they intend to concentrate. Because the Conservative Fund does not state a fund policy describing concentration in any one industry or group of industries, it effectively limits concentration in the same manner as the Tactical Fund).

Management and Other Fees
Management Fee. 1.00% of the Fund’s average daily net assets.

Administration Fees. The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”). Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“US Bank”).
1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion. Same.
Distribution	Quasar Distributors, LLC provides distribution services to the Fund.	Same.

	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund
Expense Limitations
FundX Investment Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Fund to 1.35% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2020. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2020, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board. Currently, the Tactical Fund is operating below the Expense Cap.
Same.
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.
Exchange Privilege	You may exchange your Fund shares for shares of other FundX Funds.	Same.
Selling Shares
Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.
If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus. Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.
Same.

Comparison of Principal Risks of Investing in the Funds
A discussion regarding certain principal risks of investing in Tactical Fund and the Conservative Fund is set forth below. Where applicable, differences between the Acquired Fund and the Acquiring Fund have been highlighted. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information. As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:
Tactical Fund and Conservative Fund

•
General Market Risk (Both Funds) – The Funds’ assets will be invested in Underlying Funds that themselves invest primarily in equity securities. The value of your investment in each Fund depends on the value of the Underlying Funds it owns. In turn, the value of an Underlying Fund depends on the market value of the equity securities in which it has invested. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

•
Management Risk (Both Funds)– Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The value of your investment in a Fund is subject to the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Upgrading Strategy Risk (Both Funds) – The Funds employ an Upgrading strategy whereby they continually seek to invest in the top-performing funds at a given time. When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

•
Small Company Risk (Both Funds)–The Funds may invest in Underlying Funds that invest in small capitalization companies. As a result, your investment will be subject to small company risk. Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors. Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

•
Interest Rate and Credit Risk (Both Funds)–The underlying funds comprising the Funds’ portfolios may hold bonds and other fixed-income securities. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock. Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall. Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

•
High Yield Securities (Junk Bonds) Risk (Conservative Fund)–The Fund may invest in Underlying Funds that focus their investments in securities rated below investment grade. Fixed income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances. High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

•
Foreign Securities Risk (Both Funds) – One or more Underlying Funds may invest in the securities of foreign companies. As a result, such Underlying Fund would be subject to foreign securities risk. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

•
Emerging Markets Risk (Both Funds) – In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Underlying Funds may be required to establish special custody or other arrangements before making certain investments in those countries.

•
Non-Diversification Risk (Both Funds) – While the Funds themselves are diversified, some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified. Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

•
Sector Emphasis Risk (Both Funds) – It is anticipated that the Funds will invest in Underlying Funds with focused investments or that have a particular emphasis on one or more sectors. In the case of an Underlying Fund that focuses its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

•
Derivative Risk (Both Funds)– Some Underlying Funds may use derivative instruments which derive their value from an underlying asset, currency or index. The term “derivatives” covers a broad range of investments, including futures, options and swap agreements. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss. These risks are heightened when an Underlying Fund uses derivatives to enhance returns or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund. The success of such derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Legal, tax and regulatory changes could occur that may adversely affect the Funds and their abilities to pursue their investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by an Underlying Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by an Underlying Fund. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

•
Options Risk (Tactical Fund Only) – The Fund may use options as a hedging tool. The use of derivative instruments such as options involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks. The use of derivatives requires an understanding not only of the underlying instruments, but the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Tactical Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, lack of availability due to new and developing markets, the risk that the counterparty to an over-the-counter (“OTC”) contract will fail to perform its obligations, or the risks arising from margin requirements and factors associated with such transactions.

•
Short Sales Risk (Tactical Fund Only)– Some of the Underlying Funds in which the Tactical Fund invests will engage in short sales, which may cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended. This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders. Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. This could cause a Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

•
Leverage Risk (Both Funds) – Some Underlying Funds may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

•
Underlying Funds Risk (Both Funds) – The risks associated with the Funds include the risks related to each Underlying Fund in which the Funds invest. Although the Funds seek to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section. For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds. To the extent that an Underlying Fund actively trades its securities, the Funds will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investments in the Funds result in greater expenses to you than if you were to invest directly in the Underlying Funds. Additionally, because the Underlying Funds may be managed using different investment styles, the Funds could experience overlapping security transactions. For example, one Underlying Fund could take a long position in a security, while another Underlying Fund is taking a short position in the same security, thereby effectively canceling out the effect of either position. Similarly, one Underlying Fund may be purchasing securities at the same time other portfolio managers may be selling those same securities. This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style. Finally, there can be no assurance that any mutual fund, including an Underlying Fund, will achieve its investment objective.

•
ETF Trading Risk (Both Funds) – Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV. Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate. This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an Underlying Fund for less than the shares’ NAV. Further, an ETF’s shares may be delisted from the securities exchange on which they trade. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

•
Portfolio Turnover Risk (Both Funds) – As funds-of-funds, the Funds do not typically pay transaction costs, such as commissions when buying and selling mutual funds. However, to the extent a Fund buys and sells ETFs, it may be subject to certain transactions costs. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. All of the Funds have portfolio turnover rates in excess of 100%.

The Tactical Fund’s Upgrading strategy, and in particular, the Tactical strategy employed by the Advisor described in this Prospectus, may result in high portfolio turnover from time to time. High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover. In addition, high portfolio turnover may have significant tax consequences for taxable investors. Increased net taxable gain of the Tactical Fund could result in increased distributions of ordinary dividends and capital gains dividends to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Other Consequences of the Reorganization After the Reorganization, the Conservative Fund’s annual operating expenses, exclusive of underlying fund fees and expenses (“Underlying Fund Fees and Expenses”), will be lower than the Tactical Fund’s current annual operating expenses. For the fiscal year ending September 30, 2018, the Tactical Fund incurred lower Underlying Fund Fees and Expenses and Other Expenses than the Conservative Fund. Underlying Fund Fees and Expenses may vary from year to year and may be higher or lower depending on the underlying positions held in each Fund. Upon the Reorganization, it is expected that, due to economies of scale, the Acquiring Fund’s Other Expenses will be reduced to a point lower than the current Other Expenses incurred by the Acquired Fund and Acquiring Fund. Please see the Summary of Fees and Expenses table below.
Management Fee and Structure. FundX Investment Group, LLC (“FundX” or the Advisor”) serves as the investment advisor to both the Tactical Fund and the Conservative Fund. After the Reorganization, FundX will continue to serve as investment advisor to the Conservative Fund. Under an investment advisory agreement with the Funds, each Fund compensates FundX for its investment advisory services as shown in the table below. For the twelve months ended September 30, 2018, FundX received the following net management fees as a percentage of average daily net assets. The “net” management fee reflects the amount received because FundX was required to either waive a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
Conservative Fund	1.00%	1.00%
Tactical Fund	1.00%	1.01%
The investment advisory agreement is further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.
Expense Limitation. FundX and the Trust have entered into an operating expense limitation agreement under which FundX has agreed to waive its management fees and/or reimburse expenses of both the Tactical Fund and Conservative Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) for each Fund will not exceed 1.35% (the “Expense Cap”), as a percentage of the Fund’s average net assets, at least until January 31, 2021. The Tactical Fund and Conservative Fund are currently operating below their respective Expense Caps. The agreement remains in effect at least until January 31, 2021 and may be terminated at any time after January 31, 2021 with 60 days’ notice to the Advisor by the Trust Board. A reimbursement may be requested by FundX if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses. Currently, the Tactical Fund is reimbursing FundX for previous expenses paid or fees waived under the agreement.
Past Performance
The following bar charts below illustrate how shares of the Funds’ total returns have varied from year to year. The table below illustrates how the Funds’ average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index. The Funds’ past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future. Updated performance information is available on the Funds’ website at www.fundxfunds.com or by calling 1-866-455-FUND (3863).

FundX Tactical Upgrader Fund
Calendar Year Total Returns as of December 31

Highest Quarterly Return:	Q3 2009	6.34%

Lowest Quarterly Return:	Q3 2015	-6.70%

FundX Conservative Upgrader Fund
Calendar Year Total Returns as of December 31

Highest Quarterly Return:	Q3 2009	14.73%

Lowest Quarterly Return:	Q3 2011	-11.91%

Average Annual Total Returns
The after-tax returns shown in the following tables are intended to show the impact of assumed federal income taxes on an investment in the Funds. The “Return After Taxes on Distributions” shows the effect of taxable distributions (investment company taxable income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Average Annual Total Returns as of December 31, 2018
	1 Year	5 Year	10 Year
FundX Tactical Upgrader Fund - TACTX
Return Before Taxes	7.47%	5.17%	5.16%
Return After Taxes on Distributions	7.46%	5.11%	5.10%
Return After Taxes on Distributions and Sale of Fund Shares	4.43%	4.02%	4.12%
Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)	-9.43%	4.34%	9.71%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	-9.42%	4.26%	9.46%
S&P 500® Index (reflects no deduction for fees, expense or taxes)	-4.38%	8.49%	13.12%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

Average Annual Total Returns as of December 31, 2018
	1 Year	5 Year	10 Year
FundX Conservative Upgrader Fund - RELAX
Return Before Taxes	-3.10%	3.94%	7.45%
Return After Taxes on Distributions	-5.48%	2.39%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	-1.02%	2.70%	5.76%
Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)	-9.43%	4.34%	9.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%
Balanced Index (60% S&P 500/40% Barclays Aggregate Bond Index)	-2.35%	6.24%	9.42%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

The Funds’ Fees and Expenses
The following Summary of Fund Expenses shows the current fees and expenses for the Tactical Fund compared to the Conservative Fund (based on the twelve months ended March 31, 2019) and the pro forma fees and expenses of the Conservative Fund for the same period assuming the Reorganization had occurred on April 1, 2018. Each of the Funds is subject to certain annual operating Fund expenses as indicated in the Summary below.
Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund	FundX Conservative Upgrader Fund (Pro Forma)
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	0.00%	0.00%	0.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	FundX Tactical Upgrader Fund	FundX Conservative Upgrader Fund	FundX Conservative Upgrader Fund (Pro Forma)
Management Fee	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	None	None	None
Other Expenses	0.33%	0.37%	0.30%
Sub-Total Annual Fund Operating Expenses	1.33%	1.37%	1.30%
Underlying Fund Fees and Expenses(1)	0.28%	0.64%	0.64%
Total Annual Fund Operating Expenses(2)	1.61%	2.01%	1.94%
Expense Reduction/Reimbursement	0.02%	-0.02%	-0.05%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.63%	1.99%	1.89%

(1)    As of the fiscal year ended September 30, 2018.
(2)    The Total Annual Fund Operating Expenses for each Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section located in Appendix D of this Information Statement/Prospectus, which reflects the operating expenses of each Fund and does not include Underlying Fund Fees and Expenses.
(3)     FundX has contractually agreed to reduce its fees and/or pay the Tactical Fund and Conservative Fund’s expenses (excluding Underlying Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Fund and Conservative Fund to 1.35% of each Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2021. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that either Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2021, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

Example of Effect of Fund Expenses
The Example is intended to help you compare the costs of investing in the Tactical Fund with the cost of investing in the Conservative Fund, assuming the Reorganization has been completed. The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap for the first year only in each Fund). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
FundX Tactical Upgrader Fund	$166	$510	$878	$1,913
FundX Conservative Upgrader Fund	$202	$629	$1,081	$2,336
FundX Conservative Upgrader Fund (Pro Forma)	$202	$614	$1,052	$2,268

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the twelve months ended September 30, 2018, the portfolio turnover rate for the Tactical Fund was 524% of the average value of its portfolio, and the portfolio turnover rate for the Conservative Fund was 90% of the average value of its portfolio.
Federal Income Tax Consequences of the Reorganization
As a non-waiverable condition to the Reorganization, each Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code. Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis and the holding period of the Conservative Fund shares received by each shareholder of the Tactical Fund in the Reorganization should be the same as the tax basis and holding period of the Tactical Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the shares received, the shares given up must have been held as capital assets by the shareholder. In addition, the tax basis and holding period of the assets of the Tactical Fund will be the same when acquired by the Conservative Fund in the Reorganization. See “Information About the Reorganization – Federal Income Tax Consequences,” below.
At any time before the Reorganization takes place, a shareholder may redeem shares of the Acquired Fund. Generally, such redemption would be a taxable transaction to the shareholder for federal income tax purposes.

* * * * * * * * * * * * *
The preceding is only a summary of certain information contained in this Information Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Information Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Tactical Fund and the Conservative Fund, and the Reorganization Agreement. Shareholders should read this entire Information Statement/Prospectus carefully.
INFORMATION ABOUT THE REORGANIZATION
The Reorganization. FundX is the investment advisor to both the Acquired Fund and the Acquiring Fund. The Acquired Fund and the Acquiring Fund commenced operations at the same time on August 4, 2014, as successors to the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund, respectively, each a series of Professionally Managed Portfolios. The predecessor FundX Tactical Upgrader Fund commended operations on February 29, 2008 and the FundX Conservative Upgrader Fund commenced operations on July 1, 2002. The Acquired Fund and Acquiring Fund have similar strategies, with a key difference in that the Acquired Fund engages in hedging activities with options. FundX believes that the Reorganization will create efficiencies in management and cost savings to shareholders while not changing the strategy of the Acquired Fund.
FundX believes that combining the Acquired Fund and the Acquiring Fund will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy as the increase in the size of the investment portfolio will allow for more diversification of their investments through the Acquiring Fund. In considering FundX’ s recommendation for the Reorganization, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization. Pursuant to the Reorganization Agreement, FundX has agreed to bear all expenses incurred in connection with the Reorganization.
Management Fee. Following the Reorganization, the investment advisory fee paid by shareholders of the Conservative Fund will effectively be the same as the investment advisory fee paid by shareholders of the Tactical Fund (i.e., 1.00% of the Fund’s average daily net assets). The Conservative Fund’s management fee has breakpoints; 1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion. Accordingly, with the Acquiring Fund’s net assets after the

Reorganization estimated to be approximately $140 million, the management fee will be identical to the management fee of the Tactical Fund at 1.00%.
Fund Operating Expenses. For the fiscal year ending September 30, 2018, the Underlying Fund Fees and Expenses for the Tactical Fund was 0.28% and the Underlying Fund Fees and Expenses for the Conservative Fund was 0.64%, and the total annual fund operating expenses for the Tactical Fund was 1.63% and the Conservative Fund was 1.99%. FundX has agreed to retain an Expense Cap for the Conservative Fund following the Reorganization at a minimum until January 31, 2021. The current Expense Cap for the Conservative Fund is 1.35%, which is the same as the current Expense Cap of 1.35% of the Tactical Fund. For the semi-annual period ending March 31, 2019, the Tactical Fund is operating below the Expense Cap and the Conservative Fund is operating above the Expense Cap. It is expected that after the Reorganization, the Conservative Fund will operate below the Expense Cap. For both the Tactical Fund and the Conservative Fund, the expense limitation does not cover interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, Underlying Fund Fees and Expenses and dividends and interest on short positions.
Reorganization Agreement. The Reorganization Agreement sets forth the terms by which the Tactical Fund will be reorganized into the Conservative Fund. The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.
The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”). The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund shareholders will receive the Acquiring Fund shares based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).
Upon completion of the Reorganization, each shareholder of the Tactical Fund will own that number of full and fractional shares of the Conservative Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Tactical Fund as of the Valuation Time. Such shares will be held in an account with the Conservative Fund identical in all material respects to the account currently maintained by the Tactical Fund for such shareholder.
Until the Valuation Time, shareholders of the Tactical Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Tactical Fund’s transfer agent of a redemption request in good order. Redemption requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption of shares of the Conservative Fund received in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Tactical Fund will be canceled on the books of the Conservative Fund, and the transfer agent’s books of the Tactical Fund will be permanently closed.
The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Tactical Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on June [ ], 2019 or such other date as is agreed to by the parties.
The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.
Repositioning of the Tactical Fund’s Portfolio Holdings. It is anticipated that there will be no material re-positioning of the Tactical Fund’s portfolio holdings as a result of the proposed Reorganization. The last remaining put options expired as of April 29, 2019 and the Tactical Fund no longer holds option positions. Because of the similar strategy and management, the Conservative Fund will retain all remaining assets of the Tactical Fund.
Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Tactical Fund. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.
This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of the Tactical Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.
In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.
Note: Tactical Fund’s shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.
The Tactical Fund and the Conservative Fund will each receive an opinion from the law firm Practus, LLP substantially to the effect that, based on certain facts, assumptions and representations made by the Tactical Fund and the Conservative Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
(a)    The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.
(b)    No gain or loss generally will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.
(c)    No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.
(d)    The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.
(e)    The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.
(f)    No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.
(g)    The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.
(h)    The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.
As of September 30, 2018, the Acquired Fund and the Acquiring Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Acquired Fund and the Acquiring Fund identify their major tax jurisdictions as U.S. Federal and the State of Delaware. As of September 30, 2018, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.
A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in Tactical Fund shareholders recognizing gain or loss with respect to each Tactical Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of each Conservative Fund share received in exchange therefore. In such event, a shareholder’s aggregate basis in the shares of the Conservative Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held the Tactical Fund shares.
If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders should consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.
Prior to the Closing Date, the Acquired Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date (after reduction for any capital loss carryforward). As of March 31, 2019, the Acquired Fund does not have any capital loss carryforwards.
Shareholders of the Acquired Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, such redemption would be a taxable transaction. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.
Board Considerations
In considering and approving the Reorganization, the Trust Board considered the future of the Tactical Fund and the advantages of reorganizing the Fund into the Conservative Fund. Among other things, the Trust Board also reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided to the Board in connection with their approval.
In considering the Reorganization, the Trust Board took into account a number of additional factors. Some of the more prominent considerations are discussed further below. The Trust Board considered the following matters, among others and in no order of priority:

•	The Tactical Fund and the Conservative Fund have a similar investment objective of seeking long-term capital appreciation and have similar principal investment strategies and risks;

•	The Tactical Fund and the Conservative Fund have functionally similar fundamental investment restrictions;

•	The Tactical Fund and the Conservative Fund have the same investment advisor and portfolio managers responsible for day-to-day management of the portfolio;

•	The Tactical Fund has stronger returns over the 1-year and 5-year periods while the Conservative Fund has stronger returns over the 10-year period;

•	The costs and expenses of any portfolio repositioning after the closing are not expected to be material to the shareholders of the combined Acquiring Fund;

•	The Trust Board will continue to oversee the Conservative Fund;

•
The Tactical Fund and the Conservative Fund have a similar management fee; the Tactical Fund has a fixed management fee of 1.00% and the Conservative Fund management fee is 1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.;

•	The contractual expense limitations of the Tactical Fund and the Conservative Fund are identical and FundX has agreed to maintain this for the Conservative Fund;

•	The Reorganization, as contemplated by the Reorganization Agreement, will be a tax-free reorganization;

•	The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by FundX; and

•	The interests of the current shareholders of the Tactical Fund and the Conservative Fund will not be diluted as a result of the Reorganization.
The Board also considered alternatives to the Reorganization, such as the liquidation of the Tactical Fund. In considering the alternative of liquidation and its potential tax consequences to shareholders, the Board noted that (1) Tactical Fund shareholders not wishing to become part of the Conservative Fund could redeem their shares of the Tactical Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the Tactical Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment advisor and in a substantially similar manner. The Board also noted that maintaining two similar Funds could lead to shareholder confusion.
Furthermore, the Board considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;

•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;

•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.
The Board determined that all these conditions had been met. After consideration of the factors noted above, together with other factors and information considered to be relevant, the Trust Board determined that the Reorganization is in the best interests of shareholders of each of the Tactical Fund and the Conservative Fund and their respective shareholders and that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and accordingly, unanimously approved the Reorganization of Tactical Fund into the Conservative Fund, and the Reorganization Agreement.
Costs and Expenses of the Reorganization. The Reorganization Agreement provides that all expenses of the Reorganization will be borne by FundX. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Information Statement/Prospectus; (b) postage and mailing; (c) printing; (d) accounting fees; and (e) legal fees incurred by the Trust.
Capitalization. The following table sets forth the capitalization of the Tactical Fund and the Conservative Fund, and on a pro forma basis the successor Conservative Fund, as of March 31, 2019 after giving effect to the Reorganization.

Fund Capitalization as of March 31, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
FundX Tactical Upgrader Fund	$73,083,319	2,916,046	$25.06
FundX Conservative Upgrader Fund	$52,492,283	1,366,587	$38.41
FundX Conservative Upgrader Fund (Pro Forma)	$125,575,602	4,282,633	$29.32

ADDITIONAL INFORMATION ABOUT THE FUNDS
Purchase, Redemption and Exchange Policies. The purchase, redemption and exchange policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Distributions. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.
Tax Information. Each Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement. Under the investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Tactical Fund and the Conservative Fund, FundX manages the Funds’ investments and business affairs subject to the supervision of the Board of Trustees of the Trust. The Advisor buys and sells securities for the Funds. FundX also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. Under the Advisory Agreement, the Advisor is entitled to receive a monthly management fee for its investment advisory services as described above. In addition to the advisory fees, each Fund incurs other expenses such as custodian, transfer agency, interest, Underlying Fund Fees and Expenses and other customary Fund expenses. (Underlying Fund Fees and Expenses are indirect fees that a Fund incurs from investing in the shares of other investment companies.) FundX has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Underlying Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to 1.35% each Fund’s average net assets. The Tactical Fund is operating below the contractually agreed upon expense cap of 1.35% while the Conservative Fund is currently operating above the contractually agreed upon expense cap of 1.35%.
Any reduction in advisory fees or payment of expenses made by FundX is subject to reimbursement by a Fund if requested by FundX, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested by FundX if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. FundX is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years. Each Fund must pay its current ordinary operating expenses before FundX is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses. The current Expense Cap is in place at a minimum until January 31, 2021 for the Funds. The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Conservative Fund after giving effect to the Reorganization. A discussion regarding the Trust Board’s basis for approving the investment advisory agreement is included in the Funds’ semi-annual report to shareholders dated March 31, 2019.
Valuation. The Tactical Fund and the Conservative Fund have the same Valuation Policy, which is more fully discussed in Appendix C “Shareholder Information for the Funds.” There are no differences between the Valuation Policy of the Funds.
Description of the Securities to be Issued; Rights of Shareholders. After the proposed Reorganization, shareholders of Tactical Fund will continue to have the same rights as shareholders of Conservative Fund. Set forth below is a description of the Conservative Fund shares to be issued to the shareholders of the Tactical Fund in the Reorganization. Also set forth below is a discussion of the rights of shareholders of each Fund. Because both Funds are series of the Trust, the Funds’ shares have identical characteristics.
The following is a summary of the material rights of shareholders of the Tactical Fund and the Conservative Fund, but does not purport to be a complete description of these rights. These rights may be determined in full by reference the Trust’s Declaration of Trust, and the Trust’s By-laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”
Form of Organization. The Tactical Fund and the Conservative Fund are series of FundX Investment Trust, an open-end management investment company organized as a Delaware statutory trust on March 18, 2014.
Capital Stock. The Trust is authorized to issue an unlimited number of interests (or shares). The Tactical Fund and the Conservative Fund are each a series, or mutual fund, formed by Trust. Interests in the Tactical Fund and the Conservative Fund are represented by shares of beneficial interest each with no par value. As of the date of this Information Statement/Prospectus, shares of four other series of the Trust are offered under the same prospectus and statement of additional information. The Trust may start additional series and offer shares of new funds under the Trust at any time.
Voting Rights. Each share of the Tactical Fund and the Conservative Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund. Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. The Trust is not required to (nor does it) hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees. On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.
Shareholder Liability. The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of the Trust. The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.
Preemptive Rights. Shareholders of the Trust are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.
Fund Trustees and Officers. The Trust is managed by the Trust Board. The persons sitting on the Trust Board will continue to be the same after the Reorganization.
Investment Advisor. Each Fund’s investment advisor is FundX Investment Group, LLC, 101 Montgomery Street, Suite 2400, San Francisco, California 94104. FundX has been providing investment advisory services since 1969 FundX is an SEC-registered investment advisor. As of March 31, 2019, the Advisor had over $870 million in assets under management.
Fund Management. FundX will continue to be responsible for providing investment advisory/portfolio management services to the Conservative Fund following the Reorganization. The Funds are managed by an investment committee consisting of Mses. Janet Brown and Avani Rau, and Messrs. Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”. Each of the Portfolio Managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team. The members of the portfolio management team are listed in the table below.

Janet Brown	President and Portfolio Manager	2001 (the Fund’s inception)
Avani Rau	Portfolio Manager	2017
Martin DeVault	Principal and Portfolio Manager	2001 (the Fund’s inception)
Sean McKeon	Principal and Portfolio Manager	2001 (the Fund’s inception)

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Other Fund Service Providers. The Funds use the services of U.S. Bank Global Fund Services (“Fund Services”) as their transfer agent, administrator and fund accountant. The Funds also use the services of U.S. Bank, an affiliate of Fund Services, as their custodian. Upon completion of the Reorganization, Fund Services and U.S. Bank will continue to provide services to the Conservative Fund.
Independent Accountants. Tait, Weller & Baker LLP, is the independent registered public accounting firm for the Funds.

Ownership of Securities of the Funds. As of May 31, 2019, the Record Date, the Funds had the following number of shares issued and outstanding. [As of the same date, trustees and officers of the Conservative Fund as a group owned less than 1% of the outstanding voting securities of each of the Funds.]

Shares Issued & Outstanding as of May 31, 2019
FundX Tactical Upgrader Fund	[ ]
FundX Conservative Upgrader Fund	[ ]

As of [  ], 2019, the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Tactical Fund and the Conservative Fund:
FundX Tactical Upgrader Fund

Name and Address	% Ownership	Type of Ownership
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

FundX Conservative Upgrader Fund

Name and Address	% Ownership	Type of Ownership
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.
Interests of Certain Persons. FundX Investment Group, LLC is the investment advisor to the Tactical Fund and the Conservative Fund.

AVAILABLE INFORMATION
The Trust is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549 and at certain of the SEC’s regional offices (addresses below). Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
SEC Regional Offices: Atlanta – 950 East Paces Ferry, N.E., Suite 900, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, 801 Cherry Street, Suite 1900, Unit 18, Fort Worth, TX 76102; Los Angeles – 444 S. Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – Brookfield Place, 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.
LEGAL MATTERS
Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Tactical Fund and the Conservative Fund will be passed on by the law firms of Practus, LLP, 1536 James Road, Ardmore, PA 19003 and Cravath & Associates, LLC, 19809 Shady Brook Way, Gaithersburg, Maryland, 20879, respectively.
EXPERTS
The financial statements and financial highlights of the Tactical Fund and the Conservative Fund incorporated in this Information Statement/Prospectus by reference from the Funds’ Annual Report on Form N‑CSR for the fiscal year ended September 30, 2018 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
OTHER MATTERS
The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at FundX Investment Group, LLC, 101 Montgomery Street, Suite #2400, San Francisco, CA 94104, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

Jeff Smith
President, FundX Investment Trust

Appendix A
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), is made as of the ____ day of ___________, 2019, by FundX Investment Trust, a Delaware statutory trust with its principal place of business at 101 Montgomery Street, suite 2400, San Francisco, CA 94104, on behalf of each of its two separate investment series, FundX Conservative Upgrader Fund (the “Acquiring Fund”) and FundX Tactical Upgrader Fund (the “Acquired Fund”), with respect to the reorganization transaction described herein.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of shares of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are each separate investment series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

(a)	1.0 TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund. The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 8.2 hereof.

1.4. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Shares of the Acquiring Fund received by the Acquired Fund pursuant to paragraph 1.1 and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders shall be equal to the aggregate net asset value of the outstanding Shares of the Acquired Fund owned by such shareholders on the Closing Date. All issued and outstanding Shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing such Acquiring Fund Shares in connection with such exchange.

1.6. Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8. As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

(b)	2.0 VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board.

2.2. All computations of value shall be made by the Acquiring Fund’s accounting agent and shall be subject to review by the Acquired Fund’s accounting agent and by each Fund’s independent registered public accounting firm.

(c)	3.0 CLOSING AND CLOSING DATE

3.1. The Closing Date shall be ________________, 2019, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2. The Trust shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Trust on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Trust shall direct U.S. Bancorp Fund Services LLC (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

(d)	4.0 REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of

Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws;

(d) The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to the Acquired Fund as of the Closing Date;

(h) Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of the its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities and Schedule of Investments of the Acquired Fund as of September 30, 2018, and the related Statement of Operations, Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Tait, Weller and Baker LLP, an independent registered public accounting firm, included in its report dated November 27, 2018, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since September 30, 2018, there have not been any material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respect.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement,

will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j) The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses;

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

(e)	5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.6. The Acquiring Fund and the Acquired Fund shall each use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7. The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(f)	6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the

Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date;

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

6.5. The Trust, on behalf of the Acquired Fund, shall have received on the Closing Date the opinion of Cravath & Associates, LLC, counsel to the Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquiring Fund), dated as of the Closing Date, covering the following points:

(a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company, and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b) The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c) The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Trust, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(d) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust is a party or by which it is bound;

(e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(f) The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Acquiring Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust and applicable law; and

(g) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their respective properties or assets and neither the Trust nor the Acquiring Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

(g)	7.0 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

7.6. The Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date the opinion of Cravath & Associates, LLC, counsel to the Trust (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquired Fund), covering the following points:

(a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Fund’s properties and assets, and to carry on its business, including that of the Acquired Fund, as presently conducted;

(b) The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Trust, judgment or decree to which the Trust is a party or by which it is bound;

(d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e) The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f) The outstanding shares of the Acquired Fund are registered under the 1933 Act, and such registration is in full force and effect; and

(g) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their respective properties or assets, and neither the Trust nor the Acquired Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.7. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.8. The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

(h)	8.0 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund, or with respect to the Acquiring Fund, respectively, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3. The Registration Statement on Form N-14 filed by the Trust on behalf of the Acquiring Fund shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4. The parties shall have received the opinion of Practus, LLP, tax counsel to the Acquiring Fund and the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Practus, LLP of representations it shall request of the Acquiring Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

9.0 INDEMNIFICATION

9.1. The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2. The Trust agrees, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(i)	10.0 BROKERAGE FEES AND EXPENSES

10.1. The Trust, on behalf of both the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. The expenses relating to the Reorganization will be borne by FundX Investment Group, LLC. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

(j)	11.0 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

(k)	12.0 TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

(l)	13.0 AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Acquiring Fund or the Acquired Fund.

(m)	14.0 NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

FundX Investment Trust 101 Montgomery Street, Suite 2400 San Francisco, CA 94104 Attn: Jeff Smith, President

With a copy to:
Cravath & Associates, LLP 19809 Shady Brook Way Gaithersburg, MD 20879 Attn: Steven G. Cravath, Esq.

(n)	15.0 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

FundX Investment Trust,
   on behalf of the FundX Tactical Upgrader Fund

  By: ____________________________________

Name: _________________________________

Title: ___________________________________

FundX Investment Trust,
   on behalf of the FundX Conservative Upgrader Fund

  By: ____________________________________

Name: _________________________________

Title: ___________________________________

FundX Investment Group, LLC (solely with respect to Section 10.2)

  By: ____________________________________

Name:  _________________________________

Title: ___________________________________

SCHEDULE A

The Acquired Fund (the Acquired Fund is a series of FundX Investment Trust)	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of FundX Investment Trust)
FundX Tactical Upgrader Fund – TACTX	à	FundX Conservative Upgrader Fund – RELAX

Appendix A-19

Appendix B
Investment Policies and Restrictions
The respective investment policies and restrictions of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund are described below. Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund, respectively.

FundX Tactical Upgrader Fund (Acquired Fund)	FundX Conservative Upgrader Fund (Acquiring Fund)
Fundamental Investment Limitation Diversification (Both Funds)
(May not) With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

Fundamental Investment Limitation Borrowing, Purchasing Securities on Margin, Issuing Senior Securities, or Engaging in Underwriting Activities
(May not) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

(May not) Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security.

(May not) Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

(May not) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

(May not) Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

Rationale for Determination of Immaterial Differences:
With respect to borrowing, purchasing securities on margin, and issuing senior securities, the Trustees determined that the restrictions for both the Acquired Fund and the Acquiring Fund were not materially different. In this regard, the Acquired Fund has described these restrictions largely by reference to the relevant 1940 Act provisions, whereas the Acquired Fund has described these restrictions by using the operative language from the actual provisions of the 1940 Act; there is no material difference.

Similarly, given that the restrictions of both Funds proscribe securities underwriting, the Board determined that the differences in language was immaterial.

Fundamental Investment Limitation Concentration (Both Funds)
(May not) Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies). This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

Fundamental Investment Limitation Purchase and Sale of Real Estate and Commodities

Appendix B-1

FundX Tactical Upgrader Fund (Acquired Fund)	FundX Conservative Upgrader Fund (Acquiring Fund)
(May not) Purchase commodities or commodity contracts (other than futures contracts).

(May not) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities issued by a company engaged in the real estate business.
(May not) Purchase or sell real estate, commodities or commodity contracts.
Rationale for Determination of Immaterial Differences:
The Board of Trustees determined that the difference in language between the investment restrictions of the Funds applicable to real estate was not material. Neither Fund can invest directly in real estate. Both Funds can invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interest therein, including real estate investment trusts.

Similarly, the difference in language between the investment restrictions applicable to commodities is non-substantive. Neither Fund can invest in commodities or commodity contracts. While the Acquired Fund allows commodity future contract investments, this authority has never been exercised by the Acquired Fund.

Fundamental Investment Limitation Making Loans
(May not) Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	(May not) Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.
Rationale for Determination of Immaterial Differences:
The Board of Trustees determined the difference in language relating to a Fund’s ability to issue loans is not material. Neither Fund make loans except to the extent they engage in a repurchase agreement, which is permitted by the 1940 Act.

Fundamental Investment Limitation Mortgaging Securities
(May not) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets. Initial or variation margin for futures contracts will be deemed to be pledges of the Fund’s assets
(May not) Mortgage, pledge or hypothecate up to 33 1/3% of its assets except in connection with any such borrowings.
Rationale for Determination of Immaterial Differences:
The difference in language related to a Fund’s ability to mortgage securities is not material. The Acquired Fund’s language is identical to the Acquiring Fund’s language other than a clause adding clarification to an investment restriction. This clause has no substantive impact.

Appendix B-2

Appendix C
SHAREHOLDER INFORMATION FOR THE FUNDS
Pricing Fund Shares
A fund’s share price is known as its NAV. The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV. Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV. The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing
The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs. The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing. There may be situations when a Fund is unable to receive an NAV from an Underlying Fund. In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board. The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs. In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of the present value of a share of an Underlying Fund. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares
To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Investments

	To Open Your Account	To Add to Your Account
Regular Accounts	$1000	$100
Retirement Accounts	$1000	$100
Automatic Investment Accounts	$500	$100

You may purchase shares of a Fund by completing an account application. Your order will not be accepted until the account application is received by the Transfer Agent. Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name

Appendix C-1

of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.” Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash or money orders. In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part. These minimums can be changed or waived by the Advisor at any time.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporate, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

By Mail
To purchase shares by mail, simply complete and sign the enclosed account application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the

Appendix C-2

transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Telephone
You automatically have the ability to make telephone and/or internet purchases, redemptions or exchanges, unless you specifically decline. You may purchase additional shares of the Fund by calling toll free at 1 866 455 FUND [3863]. Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account and your account must be open for 15 days prior to making a purchase by telephone. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day. For security reasons, requests by telephone will be recorded. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your purchase request in writing. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

By Internet
Initial Investment
To make an initial purchase of a Fund’s shares, log on to www.fundxfunds.com and complete the online application. After accepting the terms of the online application, elect to have your investment amount debited from your account that you identified on your account application.

Subsequent Investment
Log on to www.fundxfunds.com. If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions by entering your User ID and password and selecting the transaction you wish to perform. Your purchase proceeds will be debited from your financial institution account identified on your account application.

Note: You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider performing transactions by another method.

The Transfer Agent employs procedures to confirm that transactions entered through the Internet are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions on the website, you will need your account number, Taxpayer Identification Number, username and password. Neither the Funds nor their agents will be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

By Wire
Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone at 1-866-455 FUND [3863] to make arrangements with a telephone customer service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-866-455-FUND [3863].

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at 1-866-455 FUND [3863] to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Appendix C-3

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please contact the Transfer Agent at 1-866-455 FUND [3863] to advise them of your intent to wire funds. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:    075000022
Credit:     U.S. Bancorp Fund Services, LLC
Account #:    112-952-137
FFC:        [Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary
You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records. The Funds may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”). Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly or quarterly basis. If no option is selected, the frequency will default to monthly. The AIP requires a minimum investment of $100. If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Funds at 1-866-455 FUND [3863] for assistance. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Funds may terminate or modify this privilege at any time. You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan
The Funds offer an individual retirement account (“IRA”) plan. You may obtain information about opening an IRA by calling 1-866-455 FUND [3863]. There may be special distribution requirements for a retirement account, such

Appendix C-4

as required distributions or mandatory Federal income tax withholdings. With regard to IRA accounts where U.S. Bank is the custodian, you may be charged a $25 fee for transferring assets to another custodian or for closing a retirement account. Other fees and expenses of maintaining your account(s) may be charged to you or your account. Please refer to the Funds’ Custodial Account Agreement for further fee information. Fees charged by institutions may vary. If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program
To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the account application or contact the Transfer Agent in writing. This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives. The model allocations automatically rebalance on a quarterly basis. Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals. The Funds may terminate or modify this privilege at any time. You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing. Requests to invest or redeem outside of your pre-defined model will terminate your participation in the program. Exercising the re-allocation privilege could consist of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the re-allocation. A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary. You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below. Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable. (Please see “Account and Transaction Policies” below). Redemption requests will not become effective until all documents have been received in good order by the Funds. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner. Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the

Appendix C-5

transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Telephone
You automatically have the ability to make telephone purchases, redemptions or exchanges, unless you specifically decline. If you have a retirement account, you may redeem shares by telephone. Investors will be asked whether or not to withhold taxes from any distribution. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1-866-455 FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records. Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your predesignated bank account. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption. In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance. There is no charge to have redemption proceeds sent via ACH; however, credit may not be available in your bank account for 2-3 days. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 calendar days before the redemption request. If you wish to redeem shares within 30 calendar days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

By Internet
Log on to www.fundxfunds.com. If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions and select the transaction you wish to perform. Your redemption proceeds will be credited to your financial institution account identified on your account application.

Note: The Transfer Agent will use reasonable procedures to confirm that the internet instructions are genuine. For example, the Transfer Agent requires proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any internet redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Funds may change, modify or terminate these internet redemption privileges at any time upon at least a 60-day notice to shareholders. Once an internet transaction has been placed, it cannot be canceled or modified.

Through a Financial Intermediary
You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next determined after receipt of the order by the financial intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Appendix C-6

Systematic Withdrawal Plan
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. You may establish a SWP on any account and in any amount you choose. If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal. If you wish to establish a Systematic Withdrawal Plan, please contact the Transfer Agent by telephone at 1-866-455-FUND [3863].

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Account and Transaction Policies
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Proceeds. The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Funds will typically borrow money through their line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions.

Tools to Discourage Disruptive Short-Term Transactions
The Board has adopted a policy regarding excessive trading. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Funds’ shares are believed by the Advisor to be harmful to the Funds) and without prior notice. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since the

Appendix C-7

Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at their request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies. However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made, but not as a result of a decline in the NAV of a Fund or for market reasons. This does not apply to retirement plans. You will be notified that the value of your account is less than $1,000 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before a Fund takes any action.

Signature Guarantees
A signature guarantee may be required for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•    For all redemption requests in excess of $100,000;

•	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•    If ownership is being changed on your account; and
•    When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund(s) and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation. The Advisor also reserves the right to waive the signature guarantee requirement based upon the circumstances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-866-455 FUND [3863] to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Electronic Delivery

Appendix C-8

You may sign up to receive your shareholder statements electronically at www.fundxfunds.com. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.fundxfunds.com or contacting the Funds at 1 866 455 FUND [3863].

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Lost Shareholder
It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The period of time before an account would be considered lost or unclaimed varies by state. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Investors with a state residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

How to Exchange Fund Shares
Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another FundX Fund on any business day by contacting the Transfer Agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there are generally tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for the Fidelity Money Market Fund. This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. There is no fee associated with exchanging into the Fidelity Money Market Fund. Before exchanging into the Fidelity Money Market Fund, you should read its prospectus. To obtain the Fidelity Money Market Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-866-455 FUND [3863]. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the Fidelity Money Market Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration. If you did not decline telephone options, you may also exchange Fund shares by calling the Transfer Agent at 1-866-455 FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

DISTRIBUTION AND TAXES
Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

Appendix C-9

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return of part of your investment.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distribution in cash, while reinvesting dividends, or (3) receive all distributions in cash. In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions. Distributions made by each Fund will be taxable to shareholders whether received in additional shares or in cash. If you wish to change your distribution option, write or call the Transfer Agent at least five days prior to the record date of the distribution.

Taxes
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, the Funds will not be subject to federal income tax if they distribute all or substantially all of their income as required by the tax law and satisfy certain other requirements that are described in the SAI. Each Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan that does not invest with borrowed money), as either ordinary income or capital gain. Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gain are taxable as long-term capital gain regardless of how long you have held your shares. A portion of the ordinary income dividends paid to you by a Fund may constitute qualified dividends eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Qualified dividend income, the amount of which will be reported to you by a Fund, is currently taxed at a maximum rate of 20%. Lower rates may apply for taxpayers in the Federal lower income tax brackets.

Ordinary dividends generally consist of a Fund’s investment company taxable income (which includes, among other items, a Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of a Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by a Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Fund. The amount of such gain or loss will depend on the difference between a Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale. Such gain or loss will generally be long-term capital gain or loss if a Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale. High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by a Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by a Fund and distributed to you as capital gain dividends. As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of a Fund’s assets, a Fund’s adjusted tax basis for such assets when they are sold, and the length of time that a Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Appendix C-10

By law, each Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Shareholders whose adjusted gross income for a year exceeds $200,000 for single filers, $125,000 for married individuals filing separately, or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on dividends and capital gains.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Form 1099-B when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI. Taxes are not the primary consideration of the Funds in making their investment decisions. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

Appendix C-11

Appendix D
FINANCIAL HIGHLIGHTS
The Funds have adopted the Financial Statements of the Predecessor Funds. The following tables show the Funds’ financial performance for the fiscal years shown. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm. Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders. Financial information (prior to the close of business on August 1, 2014) below represents the financial information of the Predecessor Funds when they were a series of Professionally Managed Portfolios.

FundX Tactical Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Semi-annual period ended March 31	Years Ended September 30,
	2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of year		$24.94	$22.38	$20.20	$20.31	$20.49
Income from investment operations:
Net investment income (loss)(1)		(0.04)(6)	(0.00)(6)(2)	0.07(6)	0.07(6)	0.02(6)
Net realized and unrealized gain (loss) on investments		0.70	2.64	2.23	(0.13)	(0.20)
Total from investment operations		0.66	2.64	2.30	(0.06)	(0.18)
less distributions:
From net investment income		(0.01)	(0.08)	(0.12)	(0.05)	--
From net realized gain		--	--	--	--	--
Total distributions		(0.01)	(0.08)	(0.12)	(0.05)	--
Net asset value, end of year		$25.59	$24.94	$22.38	$20.20	$20.31
Total return		2.65%	11.82%	11.43%	(0.32)%	(0.93)%
Ratios/Supplemental Data:
Net assets, end of year (millions)		$47.0	$42.5	$37.3	$35.9	$45.7
Ratio of expenses to average net assets(3):
Before fees waived and expenses absorbed		1.34%	1.42%(7)	1.42%	1.43%	1.33%
After fees waived and expenses absorbed(4)		1.35%	1.35%(7)	1.31%	1.25%	1.25%
Ratio of net investment Gain (Loss) to average net assets (3):
Before fees waived and expenses absorbed		(0.19)%	(0.11)%(7)	0.23%	0.13%	0.01%
After fees waived and expenses absorbed(5)		(0.20)%	(0.04)%(7)	0.34%	0.31%	0.10%
Portfolio turnover rate		524%	396%	220%	279%	202%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Amount is less than $0.01.

(3)	Does not include expenses of investment companies in which the Fund invests.

(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.32%, 1.32%, 1.31%, 1.24%, and 1.25%, for the years ended September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively.

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been (0.17)%, (0.02)%, 0.34%, 0.32%, and 0.10%, for the years ended September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively.

(6)	Calculated using the average shares outstanding method.

(7)	Includes interest expense of $26 or 0.00% of average net assets for the year ended September 30, 2017.

Appendix D-12

FundX Conservative Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Semi-annual period ended March 31	Years Ended September 30,
	2019 (unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of year		$40.41	$36.87	$35.67	$40.46	$37.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)		0.26(6)	0.51(6)	0.48(6)	0.38(6)	0.53(6)
Net realized and unrealized gain (loss) on investments		4.01	3.57	2.18	(0.70)	3.18
Total from investment operations		4.27	4.08	2.66	(0.32)	3.71
LESS DISTRIBUTIONS:
From net investment income		(0.52)	(0.54)	(0.54)	(0.61)	(0.52)
From net realized gain		(2.76)	--	(0.92)	(3.86)	--
Total distributions		(3.28)	(0.54)	(1.46)	(4.47)	(0.52)
Paid-in capital from redemption fees		--	--	--	--	0.00(2)
Net asset value, end of year		$41.40	$40.41	$36.87	$35.67	$40.46
Total return		11.22%	11.19%	7.61%	(1.21)%	9.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)		$60.1	$57.6	$55.2	$53.1	$56.6
Ratio of expenses to average net assets(3):
Before fees waived and expenses absorbed		1.35%(7)	1.40%(7)	1.40%	1.41%	1.38%
After fees waived and expenses absorbed(4)		1.35%(7)	1.35%(7)	1.32%	1.25%	1.25%
Ratio of net investment income (LOSS) to average net assets(3):
Before fees waived and expenses absorbed		0.61%(7)	1.25%(7)	1.23%	0.80%	1.17%
After fees waived and expenses absorbed(5)		0.61%(7)	1.30%(7)	1.31%	0.96%	1.30%
Portfolio turnover rate		92%	129%	140%	140%	127%
(1)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Amount is less than $0.01.

(3)	Does not include expenses of investment companies in which the Fund invests.

(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.31%, 1.32%, 1.30%, 1.23%, and 1.21%, for the years ended September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively.

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.65%, 1.33%, 1.33%, 0.98%, and 1.34% for the years ended September 30, 2018, September 30, 2017, September 30, 2016, September 30, 2015, and September 30, 2014, respectively.

(6)	Calculated using the average shares outstanding method.

(7)	Includes interest expense of $734 or 0.00% and $366 or 0.00% of the average net assets for the years ended September 30, 2018 and September 30, 2017, respectively.

Appendix D-13

PART B
STATEMENT OF ADDITIONAL INFORMATION
June [ ], 2019
REORGANIZATION OF
FundX Tactical Upgrader Fund
(A series of FundX Investment Trust)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299
IN EXCHANGE FOR SHARES OF
FundX Conservative Upgrader Fund
(A series of FundX Investment Trust)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299

This Statement of Additional Information dated June [ ], 2019 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated June [ ], 2019 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from FundX Investment Trust (the “Trust”), on behalf of the FundX Tactical Upgrader Fund (“Tactical Fund”), by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.
You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.
Table of Contents

1.
The Prospectus and Statement of Additional Information for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund dated January 30, 2019 (on file with the SEC (http://www.sec.gov) (File Nos. 811-22951; 333-194652) (Accession No. 0000894189-19-000514)), is incorporated by reference.

2.
The Annual Report of the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund for the fiscal year ended September 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811‑22951) (Accession No. 0000894189-18-006627)), is incorporated by reference.

3.
The Semi-Annual Report of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund dated March 31, 2019 (on file with the SEC (http://www.sec.gov) (File No. 811‑22951) (Accession No. [ ])), is incorporated by reference.

i.	Pro Forma Financial Information.

Incorporation by Reference
The following documents are incorporated by reference into this SAI:

•
The Prospectus and Statement of Additional Information for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund dated January 30, 2019 (on file with the SEC (http://www.sec.gov) (File Nos. 811-22951; 333-194652) (Accession No. 0000894189-19-000514)), is incorporated by reference.

Part B-1

•
The Annual Report of the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund for the fiscal year ended September 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811‑22951) (Accession No. 0000894189-18-006627)), is incorporated by reference.

•
The Semi-Annual Report of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund dated March 31, 2019 (on file with the SEC (http://www.sec.gov) (File No. 811‑22951) (Accession No. [ ])), is incorporated by reference.

Part B-2

PRO FORMA FINANCIAL INFORMATION
Under the Agreement and Plan of Reorganization (the “Plan”), the FundX Tactical Upgrader Fund (“Acquired Fund”) is proposed to be reorganized into the FundX Conservative Upgrader Fund (“Acquiring Fund”)(the “Reorganization”).

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund for the twelve-month period ended March 31, 2019. The unaudited pro forma information provided herein should be read in conjunction with the annual report to shareholders for the fiscal year ended September 30, 2018, and the semi-annual report dated March 31, 2019, for the Acquired Fund and the Acquiring Fund.

The Reorganization’s primary purpose is to combine the assets of the Acquired Fund with the Acquiring Fund in a belief that it will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy. In addition, combining the portfolios will eliminate the likelihood that FundX Investment Group, LLC (the “Advisor”) will find it necessary to liquidate the Acquired Fund because the Advisor does not want to maintain two similar funds that may cause shareholder confusion.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended March 31, 2018, has been prepared to give effect to the proposed Reorganization pursuant to the Plan as if it had been consummated on April 1, 2018.

Basis of Pro Forma Financial Information

The Funds’ Board of Trustees approved a Plan whereby the FundX Tactical Upgrader Fund will transfer all of its assets and liabilities to the FundX Conservative Upgrader Fund. Shareholders of the Acquired Fund would receive shares of the Acquiring Fund equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund then would be dissolved. These events would happen on a single day, which is currently expected to be June [ ], 2019.

The Acquiring Fund shares to be issued to the Acquired Fund shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Acquiring Fund receives from the Acquired Fund Shares, as determined pursuant to the terms of the Plan. All Acquiring Fund shares to be delivered to the Acquired Fund will be delivered at net asset value without a sales load, commission, or other similar fee being imposed. All securities held by the Acquired Fund comply with the investment objectives, strategies, and restrictions of the Acquiring Fund at March 31, 2019. The Reorganization is expected to be tax-free for U.S. federal income tax purposes.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated. The Acquiring Fund will be the surviving fund for accounting purposes. The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

Table 1 – Reorganization Shares

The Acquired Fund (the Acquired Fund is a series of FundX Investment Trust)	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of FundX Investment Trust)
FundX Tactical Upgrader Fund: TACTX	à	FundX Conservative Upgrader Fund: RELAX

Part B-3

Table 2 – The Acquired Fund’s and Acquiring Fund’s Net Assets as of March 31, 2019

Fund Capitalization as of March 31, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
FundX Tactical Upgrader Fund	$73,083,319	2,916,046	$25.06
FundX Conservative Upgrader Fund	$52,492,283	1,366,587	$38.41
FundX Conservative Upgrader Fund (Pro Forma)	$125,575,602	4,282,633	$29.32

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined fund as if the Reorganization had taken place on April 1, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees[1]	$(10,295)
Professional Fees[2]	$(22,000)
Trustees Fees[3]	$0
Miscellaneous Expenses[4]	$(23,000)
Fees Waived and Expenses Reimbursed[5]	$0

1 Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody, administrative services and transfer agency services agreements.
2 Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
3 Trustee fees reflect the trustee compensation plan in effect for the Acquiring Fund for the twelve-month period ended March 31, 2019.
4 Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.
5 During the twelve-month period ended March 31, 2019, the Advisor to both the Acquired Fund and the Acquiring Fund, agreed to limit total annual operating expenses to 1.35% of each Fund’s average net assets. During the twelve-month period ended March 31, 2019, the Acquired Fund waived fees and reimbursed expenses, but on a pro forma basis, the Acquiring Fund is projected to be operating under its expense cap.

The actual and pro forma expense ratios of the Funds for the twelve months ended March 31, 2019 were as follows.

	Acquired Fund: FundX Tactical Upgrader Fund	Acquiring Fund: FundX Conservative Upgrader Fund	FundX Conservative Upgrader Fund (pro forma)
Expense Ratio(1)	1.63%	1.99%	1.89%

(1)
The Advisor has contractually agreed to reduce its fees and/or pay the Tactical Fund and Conservative Fund’s expenses (excluding Underlying Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Fund and Conservative Fund to 1.35% of each Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2021. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that either Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2021, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Part B-4

Federal Income Taxes

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.
No gain or loss generally is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.	No gain or loss generally is recognized by the Acquired Fund’s shareholders upon the exchange of the shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund. A Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of March 31, 2019, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. As of March 31, 2019, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. Please see “Federal Income Tax Consequences of the Reorganization” for additional information regarding the tax effects of the Reorganization.

Reorganization Costs

The cost of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Fund all materials relating to the Reorganization as well as the conversion costs associated with the Reorganization, will be borne the Advisor.

Security Valuation

All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Repositioning

It is anticipated that there will be no material re-positioning of the Acquired Fund’s portfolio holdings as a result of the proposed Reorganization. The last remaining put options expired as of April 29, 2019 and the Acquired Fund no longer holds option positions. Because of the similar strategy and management, the Acquiring Fund will retain all remaining assets of the Acquired Fund.

Part B-5

PART C
OTHER INFORMATION
Item 15.    Indemnification
Reference is made to Article VII of the Registrant’s Declaration of Trust filed March 18, 2014 with the Initial Registration Statement on Form N-1A.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16.    Exhibits

Exhibit No.	Exhibit
(1)(a)(i)
Agreement and Declaration of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N 1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(1)(a)(ii)
Certificate of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N 1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(2)
By-Laws are herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N 1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(3)	Not applicable.
(4)
A copy of the Agreement and Plan of Reorganization between FundX Investment Trust on behalf of FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund and FundX Investment Group, LLC dated [ ], 2019 is attached to Part A of form N-14 as an appendix.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement dated August 4, 2014, between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund and FundX Investment Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on July 29, 2014.

(6)(b)
Amendment No. 1 to the Investment Advisory Agreement dated October 31, 2016 between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund and FundX Investment Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 27, 2016.

(7)(a)	Distribution Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.
(7)(b)
Form of First Amendment to the Distribution Agreement dated October 31, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 9 on Form N-1A filed on September 27, 2016.

(8)	Not applicable.
(9)(a)	Amended and Restated Custody Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

Part C-1

Exhibit No.	Exhibit
(10)	Not Applicable.
(11)	Opinion and Consent issued by Cravath & Associates, LLC regarding the validity of shares to be issued is – filed herewith.
(12)	Form of Opinion and Consent of Practus, LLP regarding certain tax matters for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund is – filed herewith.
(13)(a)
Amended and Restated Fund Administration Servicing Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

(13)(b)
Amended and Restated Fund Accounting Servicing Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

(13)(c)
Amended and Restated Transfer Agent Servicing Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

(13)(d)(i)	Operating Expenses Limitation Agreement dated February 1, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on January 29, 2016.
(13)(d)(ii)
Form of Amended and Restated Operating Expenses Limitation Agreement dated October 31, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 9 on Form N-1A filed on September 27, 2016.

(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP is – filed herewith.
(15)	Not applicable.
(16)(a)
Power of Attorney for Janet Brown dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(b)
Power of Attorney for Jan L. Gullett dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(c)
Power of Attorney for Gregg B. Keeling dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(d)
Power of Attorney for Kimun Lee dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(e)
Power of Attorney for Sean McKeon dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(17)(a)
Prospectus and Statement of Additional Information of the FundX Upgrader Funds dated January 30, 2019 was previously filed with the Trust’s Post-Effective Amendment No. 19 to its Registration Statement on Form N‑1A with the SEC on January 29, 2019 and is incorporated by reference.

(17)(b)	Supplements dated April 23, 2019 to the FundX Upgrader Funds Prospectus and Statement of Additional Information was previously filed with the SEC on April 23, 2019, and is incorporated by reference.
(17)(c)	The Semi-Annual Report to Shareholders of the FundX Upgrader Funds for the Period Ended March 31, 2019, to be filed by subsequent amendment.

Item 17.    Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

Part C-2

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-3

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Glendora and State of California on the 24th day of May, 2019.

FundX Investment Trust

By:/s/ Jeff Smith
Jeff Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	May 24, 2019
Janet Brown

/s/ Jeff Smith	President and Principal Executive Officer	May 24, 2019
Jeff Smith

/s/ Jan Gullett*	Trustee	May 24, 2019
Jan Gullett

/s/ Gregg Keeling*	Trustee	May 24, 2019
Gregg Keeling

/s/ Kimun Lee*	Trustee	May 24, 2019
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	May 24, 2019
Sean McKeon	Accounting Officer

*By: /s/ Jeff Smith		May 24, 2019
Jeff Smith, Attorney-In Fact pursuant to Power of Attorney

C-4

EXHIBIT INDEX

Exhibit Number	Description
EX. (11)	Opinion and Consent issued by Cravath & Associates, LLC regarding the validity of shares to be issued
EX. (12)	Form of Opinion and Consent of Practus, LLP regarding certain tax matters for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund
EX. (14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP

C-5